SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14.SHARE-BASED COMPENSATION

Share incentive plan

In May 2018, the shareholders and board of directors of the Company adopted the Share Incentive Plan (the “2018 plan”) for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service, and the 2018 plan was later amended in November 2019. Under the 2018 plan, the maximum aggregate number of shares which may be issued is 25,336,096 ordinary shares. Those share options will expire 10 years from the grant date.

The Company’s board of directors and shareholders approved the 2019 Share Incentive Plan (the “2019 Plan”) and amended it in August 2020, for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. Under the 2019 plan, the maximum aggregate number of shares which may be issued is 17,547,567 ordinary shares, and may increase annually by an amount up to 1.0% of the total number of ordinary shares then issued and outstanding commencing with the first fiscal year beginning January 1, 2021 or such fewer amount as determined by the board of directors. The share options and restricted shares expire 10 years from the date of grant.

Stock options

In February 2023, the Company granted 47,300 stock options with an exercises price of US$0.00001 per share, which contains contractual schedules within three years and vesting condition related to the grantee’s individual performance. The weighted average grant date fair value per option was RMB54.93. In May 2025, the Company granted 1,079,134 stock options with an exercises price of US$0.00001 per share, which contains contractual schedules within three years and vesting condition related to the operational performance of the Group, the grantee’s individual performance and the market condition metrics. The weighted average grant date fair value per option was RMB152.48.

In May 2025, the compensation committee of the board of directors of the Company approved to convert the form of 3,906,464 outstanding restricted shares into stock options to purchase the same number of shares as represented by the restricted share with an exercises price of US$0.00001 per share. This conversion did not affect the fair value of the awards immediately before and after the modification as the exercise price is nominal. In addition, there were no other changes to the awards including the vesting conditions and classification. Accordingly, modification accounting is not required and the cost will continue to be recognized based on the grant-date fair-value-based measure.

The Company used the Black-Scholes model to estimate the fair value of the options granted without market conditions. For options with market conditions, the Company used Monte Carlo simulation to estimate the probability that the market conditions will be achieved, which was incorporated into the fair value of such options.

The significant assumptions used in Black - Scholes model were as follows:

	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2025
Risk-free rate of interest	4.13%	4.22%
Estimated volatility rate	76.20%	56.00%
Dividend yield	4.70%	4.17%
Expected life (years)	5.78	5.50
Exercise price	USD 0.00001	USD 0.00001

The risk-free rate of interest is based on the yield to maturity of US Treasury Strip Bond as of the valuation date. The expected volatility of the underlying ordinary shares during the life of the options was estimated based on the historical share price volatility of comparable companies over a period comparable to the expected term of the options. The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

14.SHARE-BASED COMPENSATION – continued

Share incentive plan – continued

Stock options – continued

The significant assumptions used in Monte Carlo simulation include risk-free rate and estimated volatility rate which were based on the same data set as above-mentioned, except for the period which is in line with the term of the market condition. The amounts were 4.24% and 55.30% for the year ended December 31, 2025.

A summary of option activity during period from December 31, 2024 to December 31, 2025 was as follows:

			Weighted		Weighted
		Weighted	Average		Average
	Number of	Average	Remaining	Aggregate	Grant-date
	Options	Exercise Price	Contract Life	Intrinsic Value	Fair value
		USD	Years	RMB	RMB
Options outstanding at December 31, 2024	1,635,250	0.00001	4.22	229,049	49.78
Options granted in 2025	1,079,134	0.00001	9.39	72,712	152.48
Options converted in 2025	3,906,464	0.00001	8.89	263,218	109.75
Options exercised in 2025	(1,008,084)	0.00001	6.57	(67,925)	77.60
Options adjusted for performance conditions in 2025	(196,580)	0.00001	—	(13,246)	152.64
Options outstanding at December 31, 2025	5,416,184	0.00001	7.69	364,942	104.58
Options exercisable at December 31, 2025	2,161,753	0.00001	5.70	145,659	80.42
Options vested or expected to be vested at December 31, 2025	5,416,184	0.00001	7.69	364,942	104.58

For the years ended December 31, 2023, 2024 and 2025, the Company recognized share-based compensation expense related to share options of RMB123,981, RMB78,531 and RMB212,593, respectively. For the years ended December 31, 2023, 2024 and 2025, the total fair values of options vested on their respective vesting dates were RMB157,879, RMB563,119 and RMB127,860, respectively. The aggregate intrinsic value of options exercised during the year ended December 31, 2023, 2024 and 2025 was RMB124,114, RMB860,708 and RMB67,925, respectively. As of December 31, 2025, there was RMB184,673 of unrecognized compensation cost related to share options that are expected to be recognized over a weighted-average vesting period of 0.82 years.

Restricted Shares

A summary of the restricted shares for the year ended December 31, 2025 was stated below:

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at December 31, 2024	5,138,656	99.97
Granted	422,932	98.18
Converted	(3,906,464)	109.75
Vested	(620,910)	77.66
Forfeited	(152,452)	80.34
Outstanding at December 31, 2025	881,762	74.90

14.SHARE-BASED COMPENSATION – continued

Share incentive plan – continued

Restricted Shares – continued

The restricted shares granted shall vest in accordance with contractual schedules over a period from two to four years. The fair value of these restricted shares was determined by the closing sales price of the shares on the grant date, adjusted by the present value of expected dividends to be paid during the vesting period. In 2024 and 2025, the Company granted 3,224,370 and 422,932 restricted shares to its employees with vesting condition related to the grantee’s individual performance. In late 2024, the Company also granted 1,034,064 restricted shares with several vesting conditions including the performance condition related to the operational performance of the Group, the grantee’s individual performance and the market condition metrics in addition to a service condition. As the market condition was satisfied at the grant date, the impact of market condition was not factored into the measurement of fair value.

The weighted-average grant-date fair value per restricted share was RMB51.43, RMB109.26 and RMB98.18 for the year ended December 31, 2023, 2024 and 2025, respectively. The total fair value of the restricted shares vested was RMB60,376, RMB36,277 and RMB48,222 for the years ended December 31, 2023, 2024 and 2025, respectively. For the years ended December 31, 2023, 2024 and 2025, the Company recognized share-based compensation expense related to restricted shares of RMB61,622, RMB89,082 and RMB165,781, respectively. As of December 31, 2025, there was RMB34,697 of unrecognized compensation cost related to restricted shares that are expected to be recognized over a weighted-average vesting period of 0.87 years.

The Company recognizes the compensation costs on a straight-line basis over the requisite service period of the award, which is generally the vesting period. Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	Year ended ,	Year ended ,	Year ended ,
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Facilitation, origination and servicing expenses	75,152	64,658	40,070
Sales and marketing expenses	(375)	(118)	1,503
General and administrative expenses	110,827	103,073	336,801
Total	185,604	167,613	378,374